Short-Term Borrowings and Long-Term Debt (Aggregate Amounts of Annual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Debt Disclosure [Abstract]
2022	¥ 131,699
2023	106,626
2024	95,016
2025	188,572
2026	26,867
Later fiscal years	356,213
Total	¥ 904,993	¥ 664,773